November 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Federated MDT Stock Trust (the “Fund”):
Form N-14 for the Reorganizations of Hancock Horizon Value Fund into Federated MDT Stock Trust

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Hancock Horizon Value Fund, a series of The Advisors’ Inner Circle Fund II, for shares of Federated MDT Stock Trust, a stand-alone Fund. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Fund on Form N-14 filed herewith is expected to become automatically effective on December 19, 2016.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Fund.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3146 or George F. Magera of Federated Investors, Inc. at (412) 288-1474.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy

Cc: George F. Magera